GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jun. 28, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days, for the years ended 31 December 2019 and 31 December 2018 (based on a standard five-day selling week):

	Half year	Full year
2019	129	261
2018	130	261
Change	-1	0

Exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the Six Months Ended		Closing as at
	28 June 2019	29 June 2018	28 June 2019	31 December 2018	29 June 2018
UK Sterling	1.14	1.14	1.12	1.12	1.13
US Dollar	0.89	0.83	0.88	0.87	0.86
Norwegian Krone	0.10	0.10	0.10	0.10	0.11
Swedish Krone	0.10	0.10	0.09	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01